Summary of Significant Accounting Policies - Cash and Cash Equivalents (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Accounting Policies [Abstract]
Cash at bank and on hand	$ 136,543	$ 92,705
Money market funds	647,809	399,917
Short-term bank deposits	54,653	170,933
Cash and cash equivalents	$ 839,005	$ 663,555